Share-based Payment - Summary of Number and Weighted Average Share Prices of DSUs (Details) - DSUs - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average share price, Beginning balance	$ 66.45	$ 63.00
Weighted average share price, Granted		19.26
Weighted average share price, Ending balance	66.45	66.45
Weighted average share price, exercisable	$ 66.45	$ 39.93
Shares outstanding, Beginning balance	4,308	1,202
Shares outstanding, Granted		3,106
Shares outstanding, Ending balance	4,308	4,308
Shares exercisable	4,308	2,753